ASSETS HELD FOR SALE (Details Narrative) - USD ($)	Mar. 31, 2024	Feb. 07, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 3,639,587		$ 4,140,367	$ 3,961,275
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		$ 544,000	$ 575,000	$ 575,000